Employee Benefit Plans - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23,505	$ 24,133
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,843	13,315
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,625	9,856
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,037	962	$ 879	$ 817
Money market and interest-bearing cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,061	3,814
Money market and interest-bearing cash | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,061	3,814
Money market and interest-bearing cash | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Money market and interest-bearing cash | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalent commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Cash and cash equivalent commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalent commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Cash and cash equivalent commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,615	4,166
U.S. government and agency securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,723	2,004
U.S. government and agency securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	881	2,151
U.S. government and agency securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	11	12	13
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,795	1,454
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,795	1,454
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,939	1,930
Asset-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Asset-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,939	1,930
Asset-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,294	1,114
Non-U.S. debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	632	627
Non-U.S. debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	662	487
Non-U.S. debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	6	10
Fixed income commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,972	1,498
Fixed income commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	551	101
Fixed income commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,421	1,397
Fixed income commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common and preferred equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,735	6,628
Common and preferred equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,735	6,628
Common and preferred equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common and preferred equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,506	1,833
Equity commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	16
Equity commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,503	1,817
Equity commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Public real estate investment trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	138	124
Public real estate investment trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	138	124
Public real estate investment trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Public real estate investment trusts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144	127
Private real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144	127	119	110
Real estate commingled/mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	743	636
Real estate commingled/mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate commingled/mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	4
Real estate commingled/mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	731	632	462	324
Limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	170	187
Limited partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Limited partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	121	122
Limited partnerships | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	65	145	231
Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	389	618
Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	287	490
Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	127	$ 135	$ 129
Interest Rate Swap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114	297
Participant Loans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58	78
Commodity and Balanced Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	165	178
Other Various Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 52	$ 65